Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current portion
Senior Notes, unsecured	$ 5,515	$ 0
Bank loans, secured	0	4,301
Finance lease liabilities on leasehold interests in land, secured	122	127
Other finance lease liabilities, secured	3	3
Non-current portion of non-current borrowings, including deferred financing costs	5,640	4,431
Less: deferred financing costs	(88)	(73)
Non-current portion of non-current borrowings	5,552	4,358
Current portion
Bank loans, secured	0	47
Finance lease liabilities on leasehold interests in land, secured	8	5
Other finance lease liabilities, secured	2	2
Current portion of non-current borrowings	10	54
Total borrowings	$ 5,562	$ 4,412